SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Income tax benefit realization threshold	50.00%
Warranty expense	$ 437	$ 252	$ 139
Warranty provision	2,023	2,460
Trade receivables sold	19,797	14,306
Accrued severance pay	7,962	6,825
Financial expense related to factoring arrangements	553	536	759
Severance expense	$ 1,852	$ 1,662	$ 2,130
Outstanding options excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect	4,668,032	3,848,290	5,679,468
Impairment of long lived assets
Net increase to opening retained earnings	91
Increase in trade receivables	131
Increase in trade payables	$ 40
Technology and Customer Relations Intangible Assets [Member]
Significant Accounting Policies [Line Items]
Intangible assets useful lives	7 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty period	3 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty period	1 year